CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash flows from operating activities:
Net loss	$ (44,391)	$ (5,284)
Less: Loss from discontinued operations, net of tax	(32,556)	(9,288)
Net (loss) income from continuing operations	(11,835)	4,004
Adjustments to reconcile net loss (income) to net cash flows from operating activities:
Depreciation	3,403	4,111
Amortization of deferred financing costs	137	80
Accretion of debt discount	1,289	622
Share-based compensation	591	720
Non-cash lease expense	9,953	10,161
Other losses (gains), net	439	(2,098)
Changes in operating assets and liabilities:
Accounts receivable, net	13,548	13,163
Inventories, net	1,628	6,392
Prepaid expenses and other current assets	(484)	2,799
Accounts payable and accrued expenses	(18,726)	(5,575)
Refundable and accrued income taxes, net	15,667	19,415
Other assets and liabilities	(23,720)	(7,123)
Net cash (used in) provided by operating activities of continuing operations	(8,110)	46,671
Cash flows from investing activities:
Additions to property and equipment	(1,217)	(1,873)
Proceeds from the disposition of property and equipment	182	0
Proceeds from the sale of available-for-sale securities	0	163
Net cash used in investing activities of continuing operations	(1,035)	(1,710)
Cash flows from financing activities:
Payments of debt financing and amendment costs	0	(414)
Payments of preferred dividends	(2,129)	(2,135)
Repayments on capital lease obligations	(70)	(100)
Proceeds from issuance of common stock	4	17
Net cash used in financing activities of continuing operations	(2,195)	(2,632)
Net effect of exchange rate changes on cash, cash equivalents and restricted cash	597	1,124
Net (decrease) increase in cash, cash equivalents and restricted cash	(10,743)	43,453
Cash, cash equivalents and restricted cash, beginning of period	77,072	33,619
Cash, cash equivalents and restricted cash, end of period	66,329	77,072
Cash and cash equivalents of continuing operations, end of period	58,317
Funds held for clients, end of period	8,212	18,755
Cash flows from discontinued operations:
Operating activities	31,176	24,956
Investing activities	(2,291)	(10,176)
Financing activities	(7,642)	(9,654)
Net cash provided by discontinued operations	$ 21,243	$ 5,126